Non-financial assets and liabilities (Tables)	6 Months Ended
Dec. 31, 2019
Non-financial Assets And Liabilities [Abstract]
Schedule of inventories
	Consolidated entity
	31 December 2019			30 June 2019
		Non-			Non-
	Current	current	Total	Current	current	Total
	$	$	$	$	$	$
Raw materials and stores (Colostrum)	110,057	1,815,460	1,925,517	225,765	1,862,063	2,087,828
Work in progress	-	-	-	192,399	-	192,399
Finished goods (Travelan and Protectyn)	485,641	-	485,641	126,177	-	126,177
	595,698	1,815,460	2,411,158	544,341	1,862,063	2,406,404

Schedule of Property, plant and equipment
		Furniture,	Leased plant
	Plant and	fittings and	and
	equipment	equipment	equipment	Total
	$	$	$	$

Consolidated entity At 1 July 2019
Opening net book amount	17,120	20	115,977	133,117
Additions	-	864	-	864
Depreciation charge	(2,729)	(110)	(38,624)	(41,463)
Closing net book amount	14,391	774	77,353	92,518

Schedule of use of warehousing and office facilities
	Consolidated entity
	31 December	30 June
	2019	2019
	$	$
Right-of-use assets[1]	77,353	-
Properties
	77,353	-
Lease liabilities[2]
Current	41,779	-
Non-current	38,369	-
	80,148	-

Schedule of statement of profit or loss
	Consolidated entity
	31 December	31 December
	2019	2018
	$	$
Interest expense (included in finance costs)	2,346	-